Provisions and other non-current liabilities (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Product liability, government investigations, other legal matters provisions [roll forward]
Product liabilities government investigations other legal matters provisions at beginning of period	$ 1,369	$ 340	$ 351
Provisions related to discontinued operations		(42)
Impact of business combinations	11	10
Cash payments	(1,863)	(116)	(118)
Releases	(31)	(52)	(107)
Additions	1,018	1,230	220
Currency translation effects	(17)	(1)	(6)
Product liabilities government investigations other legal matters provisions at end of period	487	1,369	340
Less current provision	(306)	(1,169)	(126)
Non-current product liabilities, governmental investigations and other legal matters provisions at end of period	$ 181	$ 200	214
Continuing operations [member]
Product liability, government investigations, other legal matters provisions [roll forward]
Releases			(107)
Additions			$ 220